Derivative Assets (Details Narrative) - USD ($) $ in Thousands	2 Months Ended	6 Months Ended		12 Months Ended
	Feb. 28, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2021
Derivative, Loss on Derivative		$ 764	$ 1,368
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments		14,366	$ 15,916
Unrealized gain on the interest rate caps		551		$ (176)
December 2021 interest rate caps [Member]
Derivative, Notional Amount					$ 484,106
Two USD one-month LIBOR interest rate caps [Member]
Derivative, Notional Amount	$ 507,891
Derivative, Cap Interest Rate	0.75%
Derivative, Maturity Date	fourth quarter 2026
Interest Rate Caps [Member]
Derivative, Notional Amount	$ 507,891				$ 484,106
Derivative, Cap Interest Rate	0.75%
Derivative, Contract End Date			Nov. 30, 2026
Payable premium amount	$ 15,370		$ 7,000
Derivative, Inception Date			Dec. 22, 2021
Derivative, Maturity Date	fourth quarter 2026
Second interest rate cap | Two USD one-month Libor interest rate caps [Member]
Derivative, Loss on Derivative		764	$ 1,368
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments		$ 14,366	$ 15,916